SHAREHOLDERS' EQUITY (Details Narrative) - USD ($)																				1 Months Ended																	3 Months Ended	12 Months Ended
	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Sep. 07, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 08, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Apr. 06, 2016	Oct. 10, 2013	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Dec. 21, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Dec. 28, 2016	Oct. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 23, 2016	Mar. 18, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, authorized shares																																					900,000,000	900,000,000	900,000,000
Common stock, par value																																					$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares																																					750,000,000	750,000,000	750,000,000
Preferred stock, par value																																					$ 0.001	$ 0.001	$ 0.001
Preferred stock, issued shares																																					50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares																																					50,000,000	50,000,000	50,000,000
Preferred stock, value																																					$ 50,000	$ 50,000	$ 50,000
Common stock, shares issued for services, value																																						239,294	$ 80,737
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount																																						$ 1,117,846
Number of options, shares																																					14,265	14,265
Exercise price																																					$ 0.3498	$ 0.3498
Option, value																																					$ 4,540	$ 4,540
Related parties [Member]
Issued common stock to related parties for conversion of accrued compensation at fair market value, Shares											16,530,769									663,856					1,260,000
Issued common stock to related parties for conversion of accrued compensation at fair market value, Amount											$ 991,846									$ 63,000					$ 126,000
Non-related parties [Member]
Common stock, shares issued for services, shares	100,000	40,000	200,000	600,000	50,000	150,000	50,000		150,000	120,196		120,000	70,000	150,000	10,000	5,000	3,000	22,000		75,000	100,000	100,000	150,000	75,000		100,000	100,000	10,000	36,000	8,000	30,000	28,000	6,726	18,000	70,000	18,000
Common stock, shares issued for services, value	$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000		$ 13,350	$ 8,413		$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 3,300		$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045		$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080	$ 6,900	$ 11,480	$ 1,076	$ 3,600	$ 14,000	$ 2,880
Restricted common stock, shares issued								8,000,000
Restricted common stock, value								$ 80,000
Non-related parties [Member] | April 1, 2016 [Member]
Common stock, shares issued for services, shares																																						250,000
Common stock, shares issued for services, value																																						$ 37,500
Series “A” Convertible Preferred Stock [Member]
Preferred stock, issued shares																																					50,000,000	50,000,000	50,000,000
Preferred stock, outstanding shares																																					50,000,000	50,000,000	50,000,000
Series “A” Convertible Preferred Stock [Member] | Hadronic Technologies Press, Inc [Member]
Preferred stock, issued shares																			50,000,000
Preferred stock, value																			$ 500,000
Description of convertible preferred stock																			The Series "A" Convertible Preferred Stock has 15 votes per share and is convertible into 10 shares of our common stock at the election of the shareholder.